Note 19 - Intro AQ Section (Detail) - EUR (€) € in Millions		Dec. 31, 2022	Dec. 31, 2021
Amortized Cost [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Gross Carrying Amount	[1]	€ 786,776	€ 764,298
Allowance for Credit Losses	[1],[2]	4,995	4,895
of which Loans
Intro AQ Section //Mapping auf RFT [Line Items]
Gross Carrying Amount		495,979	476,077
Allowance for Credit Losses	[2]	4,790	4,754
Fair Value through OCI [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Allowance for Credit Losses		69	41
Fair value		31,675	28,979
Off-balance sheet [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Allowance for Credit Losses	[3]	551	443
Notional Amount		317,173	293,248	[4]
Stage 1 [Member] | Amortized Cost [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Gross Carrying Amount	[1]	729,021	711,021
Allowance for Credit Losses	[1],[2]	533	440
Stage 1 [Member] | of which Loans
Intro AQ Section //Mapping auf RFT [Line Items]
Gross Carrying Amount		440,556	425,342
Allowance for Credit Losses	[2]	507	421
Stage 1 [Member] | Fair Value through OCI [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Allowance for Credit Losses		14	15
Fair value		31,123	28,609
Stage 1 [Member] | Off-balance sheet [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Allowance for Credit Losses	[3]	144	108
Notional Amount		296,062	276,157	[4]
Stage 2 [Member] | Amortized Cost [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Gross Carrying Amount	[1]	45,335	40,653
Allowance for Credit Losses	[1],[2]	626	532
Stage 2 [Member] | of which Loans
Intro AQ Section //Mapping auf RFT [Line Items]
Gross Carrying Amount		43,711	38,809
Allowance for Credit Losses	[2]	619	530
Stage 2 [Member] | Fair Value through OCI [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Allowance for Credit Losses		12	10
Fair value		482	326
Stage 2 [Member] | Off-balance sheet [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Allowance for Credit Losses	[3]	97	111
Notional Amount		18,478	14,498
Stage 3 [Member] | Amortized Cost [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Gross Carrying Amount	[1]	11,379	11,326
Allowance for Credit Losses	[1],[2]	3,656	3,740
Stage 3 [Member] | of which Loans
Intro AQ Section //Mapping auf RFT [Line Items]
Gross Carrying Amount		10,686	10,653
Allowance for Credit Losses	[2]	3,491	3,627
Stage 3 [Member] | Fair Value through OCI [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Allowance for Credit Losses		43	16
Fair value		70	44
Stage 3 [Member] | Off-balance sheet [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Allowance for Credit Losses	[3]	310	225
Notional Amount		2,625	2,582
Stage 3 POCI [Member] | Amortized Cost [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Gross Carrying Amount	[1]	1,041	1,297
Allowance for Credit Losses	[1],[2]	180	182
Stage 3 POCI [Member] | of which Loans
Intro AQ Section //Mapping auf RFT [Line Items]
Gross Carrying Amount		1,027	1,272
Allowance for Credit Losses	[2]	174	177
Stage 3 POCI [Member] | Fair Value through OCI [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Allowance for Credit Losses		0	0
Stage 3 POCI [Member] | Off-balance sheet [Member]
Intro AQ Section //Mapping auf RFT [Line Items]
Notional Amount		€ 8	€ 11

[1]	Financial assets at amortized cost consist of: loans at amortized cost, cash and central bank balances, Interbank balances (w/o central banks), central bank funds sold and securities purchased under resale agreements, securities borrowed and certain subcategories of other assets.
[2]	Allowance for credit losses do not include allowance for country risk amounting to € 14 million as of December 31, 2022 and € 4 million as of December 31, 2021.
[3]	Allowance for credit losses do not include allowance for country risk amounting to € 9 million as of December 31, 2022 and € 6 million as of December 31, 2021
[4]	Prior year’s comparatives aligned to presentation in the current year